Goodwill	12 Months Ended
Dec. 31, 2019
Goodwill
Goodwill

(7)   Goodwill

Details of and movement in this caption of the consolidated balance sheet at 31 December 2018 were as follows:

		Thousands of Euros
		Balance at	Business		Translation	Balance at
	Segment	31/12/2017	Combination	Disposals	differences	31/12/2018
Net value
Grifols UK.Ltd. (UK)	Bioscience	7,745	—	—	(63)	7,682
Grifols Italia.S.p.A. (Italy)	Bioscience	6,118	—	—	—	6,118
Biomat USA, Inc.(USA)	Bioscience	205,254	42,780	(2,827)	9,907	255,114
Grifols Australia Pty Ltd. (Australia) / Medion Diagnostics AG (Switzerland)	Diagnostic	9,543	—	—	(272)	9,271
Grifols Therapeutics, Inc. (USA)	Bioscience	1,852,905	—	—	87,871	1,940,776
Araclon Biotech, S.L. (Spain)	Diagnostic	6,000	—	—	—	6,000
Progenika Biopharma, S.A. (Spain)	Diagnostic	40,516	—	—	—	40,516
Grifols Diagnostic (Novartis & Hologic) (USA, Spain and Hong Kong)	Diagnostic	2,435,907	—	—	114,349	2,550,256
Kiro Grifols S.L. (Spain)	Hospital	26,510	(2,134)	—	—	24,376
Goetech LLC (USA)	Hospital	—	55,321	—	3,624	58,945
Haema AG (Germany)	Bioscience	—	171,134	—	—	171,134
Biotest Pharma Corp (USA)	Bioscience	—	136,234	—	2,808	139,042
		4,590,498	403,335	(2,827)	218,224	5,209,230
		(See note 3)

Details of and movement in this caption of the consolidated balance sheet at 31 December 2019 are as follows:

		Thousands of Euros
		Balance at	Business	Translation	Balance at
	Segment	31/12/2018	Combination	differences	31/12/2019
Net value
Grifols UK.Ltd. (UK)	Bioscience	7,682	—	425	8,107
Grifols Italia.S.p.A. (Italy)	Bioscience	6,118	—	—	6,118
Biomat USA, Inc.(USA)	Bioscience	255,114	(4,278)	5,060	255,896
Grifols Australia Pty Ltd. (Australia) / Medion Diagnostics AG (Switzerland)	Diagnostic	9,271	—	201	9,472
Grifols Therapeutics, Inc. (USA)	Bioscience	1,940,776	—	38,902	1,979,678
Araclon Biotech, S.L. (Spain)	Diagnostic	6,000	—	—	6,000
Progenika Biopharma, S.A. (Spain)	Diagnostic	40,516	—	—	40,516
Grifols Diagnostic (Novartis & Hologic) (USA, Spain and Hong Kong)	Diagnostic	2,550,256	—	50,694	2,600,950
Kiro Grifols S.L. (Spain)	Hospital	24,376	—	—	24,376
Goetech LLC (USA)	Hospital	58,945	—	1,181	60,126
Haema AG (Germany)	Bioscience	171,134	18,880	—	190,014
Biotest Pharma Corp (USA)	Bioscience	139,042	10,943	2,963	152,948
Interstate Blood Bank, Inc. (USA)	Bioscience	—	172,663	199	172,862
		5,209,230	198,208	99,625	5,507,063
			(See note 3)

Impairment testing:

As a result of the acquisition of Talecris in 2011, and for impairment testing purposes, the Group combines the CGUs allocated to the Bioscience segment, grouping them together at segment level, because substantial synergies were expected to arise on the acquisition of Talecris, and due to the vertical integration of the business and the lack of an independent organized market for the products. Because the synergies benefit the Bioscience segment globally, they cannot be allocated to individual CGUs. The Bioscience segment represents the lowest level to which goodwill is allocated and is subject to control by Group management for internal control purposes.

Since the acquisition of Novartis’ Diagnostic business unit in 2014, the Group combines Araclon, Progenika, Australia and Hologic’s share of NAT donor screening unit acquisition into a single CGU for the Diagnostic business as the acquisition is supporting not only the vertically integration business but also cross-selling opportunities. In addition, for management purposes, the Group’s management is focused on the business more than geographical areas or individual companies.

Due to the acquisition of an additional 40% stake of Kiro Grifols S.L. and a 51% stake of Goetech LLC (Medkeeper), the Group decided to group Kiro Grifols S.L., Laboratorios Grifols S.L. and Medkeeper into a single CGU for the Hospital business since the acquisitions are supporting cross-selling opportunities.

The CGUs established by management are:

•Bioscience

•Diagnostic

•Hospital

The recoverable amount of the Bioscience CGU was calculated based on its value in use calculated as the present value of the future cash flows discounted at a discount rate considering the related inherent risk.

The recoverable amount of the Diagnostic CGU was calculated based on its fair value less costs of disposal. In 2018, the fair value less costs of disposal was calculated as the present value of the future cash flows discounted at a discount rate considering the related inherent risk. In 2019, the fair value less costs of disposal has been calculated considering the EBITDA multiple, defined as Operating Result before Interests, Tax and Amortization and Depreciation, used in connection with an agreement for the acquisition of a 45% stake in Grifols Diagnostic Solutions, Inc. by Shanghai RAAS blood products Co, Ltd. As Grifols Diagnostic Solutions, Inc. is the most significant part of the Diagnostic CGU, the consideration paid to acquire a relevant stake of that CGU, in an arm’s length transaction, provides the best evidence of that CGU’s fair value less costs of disposal.

In 2018, the recoverable amount of the Hospital CGU was calculated based on its fair value less costs of disposal calculated as the present value of the future cash flows discounted at a discount rate considering the related inherent risk. In 2019, the recoverable amount of the Hospital CGU has been calculated based on its value in use calculated as the present value of the future cash flows discounted at a discount rate considering the related inherent risk.

This value in use calculations use cash flow projections for five years based on the financial budgets approved by management. Cash flows estimated as of the year in which stable growth in the CGU has been reached are extrapolated using the estimated growth rates indicated below.

The key assumptions used in calculating impairment testing of the CGUs for 2018 were as follows:

	Perpetual Growth rate	Pre-tax discount rate

Bioscience	2%	8.90%
Diagnostic	2%	9.40%
Hospital	1.50%	13.10%

The key assumptions used in calculating impairment testing of the CGUs for 2019 have been as follows:

	Perpetual Growth rate	Pre-tax discount rate	EBITDA multiple

Bioscience	2%	8.80%	—
Diagnostic	—	—	14.5x
Hospital	1.50%	10.80%	—

Management determined budgeted gross margins based on past experience, investments in progress which would imply significant growth in production capacity and its forecast international market development. Perpetual growth rates are consistent with the forecasts included in industry reports. The discount rate used reflects specific risks relating to the CGU and the countries in which they operate.

The main assumptions used for determining the discount rates are the following:

•Risk free rate: government bonds at 30 years.

•Market risk premium: premium based on market research.

•Unlevered beta: average market beta.

•Debt to equity ratio: average market ratio.

The reasonably possible changes considered for the Bioscience and Hospital CGUs are a variation in the discount rate, as well as in the perpetual growth rate estimated. The reasonably possible changes considered for the Diagnostic CGU are a variation in the EBITDA margin, according to the following detail:

	Perpetual Growth rate	Pre-tax discount rate	EBITDA margin

Bioscience	+/- 50 bps	+/- 50 bps	—
Diagnostic	—	—	+/- 250 bps
Hospital	+/- 50 bps	+/- 50 bps	—

The reasonably possible changes in key assumptions considered by management in the calculation of the CGU’s recoverable amount would not cause the carrying amount of the relevant CGU to exceed its recoverable amount.

At 31 December 2019 Grifols’ stock market capitalization totals Euros 18,831 million (Euros 13,978 million at 31 December 2018).